Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (329,331)	$ (47,748)	¥ (313,896)	¥ (92,041)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	8,478	1,229	7,427	5,785
Amortization of intangible assets	439	64	346	407
Amortization of right-of-use assets	11,976	1,736
Deferred income tax expense				184
Share-based compensation	96,898	14,049	121,131	54,857
Clawback of shares under share incentive plan	(383)	(56)
Loss on disposal of intangible assets				72
Loss (gains) on disposal of property and equipment	(103)	(15)	820	456
Gain on disposal of long-term investment				(288)
Amortization of debt discounts	1,674	243
Interest and investment income	(3,131)	(454)	(1,367)
Loss (income) from an equity method investment	(196)	(28)	276	52
Impairment of long-lived assets			1,627
Allowance for doubtful accounts	47,784	6,928	56,517	13,313
Write-downs of inventories	956	139	2,640
Foreign exchange loss	1,488	216	827
Changes in operating assets and liabilities:
Accounts receivable	(10,072)	(1,460)	39,336	(134,678)
Unbilled revenue			2,800	4,281
Cost and estimated earnings in excess of billings				13,495
Inventories	(3,257)	(473)	(38,607)	(29,269)
Prepayments and other current assets	(22,942)	(3,326)	(12,972)	(5,001)
Amounts due from a related party	1,360	197	1,279	(2,639)
Other non-current assets				(16,155)
Accounts payable	(10,104)	(1,465)	(7,748)	26,611
Contract liabilities	4,490	651	7,051	(2,426)
Accrued expenses and other liabilities	36,252	5,256	11,370	7,667
Lease liabilities	(8,783)	(1,273)
Deferred income	1,521	221	(60)	3,720
Deferred government subsidies	1,525	221	(430)	(80)
Income taxes payable	3		4	(5)
Unrecognized tax benefits				(14)
Net cash flow used in operating activities	(173,458)	(25,148)	(121,629)	(151,696)
CASH FLOWS FROM INVESTING ACTIVITIES
Deconsolidation of a subsidiary				(54)
Purchase of short-term investments	(76,807)	(11,136)	(157,761)	(115,364)
Proceeds from maturities of short-term investments	151,388	21,949	140,756	71,996
Purchase of property and equipment	(12,166)	(1,764)	(15,645)	(8,742)
Proceeds from disposal of property and equipment	188	27		192
Acquisition of intangible assets	(1,653)	(240)	(51)	(337)
Cash paid for long-term investment	(4,550)	(660)	(700)
Loans to third parties				(53,900)
Repayment of loan to a third party				40,000
Net cash flow (used in) provided by investing activities	56,400	8,176	(33,401)	(66,209)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	49,794	7,219	10,000	15,000
Repayment of short-term bank loans	(10,000)	(1,450)	(15,000)	(5,000)
Proceeds from long-term bank loans			20,000
Repayment of a Long-term bank loan	(3,000)	(435)
Repayment of loans from third parties			(5,000)	(2,000)
Proceeds from the private placement	69,861	10,129
Proceeds from mandatorily redeemable non-controlling interests of a subsidiary				40,000
Proceeds from issuance of a subsidiary's equity to a non-controlling interest holder	85	12		2,023
Shares issued upon vesting of restricted share units			2
Proceeds from issuance of Class A ordinary shares, net of issuance costs			256,945	7,313
Payment of underwriters' exercise of over-allotment option's issuance costs				(750)
Payment of issuance costs for IPO				(13,906)
Net cash provided by financing activities	106,740	15,475	266,947	42,680
Effect of exchange rate changes on cash, cash equivalents and restricted cash	12,605	1,828	(5,067)	(6,264)
Net (decrease) increase in cash, cash equivalents and restricted cash	2,287	332	106,850	(181,489)
Cash, cash equivalents and restricted cash at the beginning of the year	247,023	35,815	140,173	321,662
Cash, cash equivalents and restricted cash at the end of the year	249,310	36,147	247,023	140,173
Supplemental disclosures of cash flow information:
Interest paid	1,502	218	1,178	342
Income taxes paid	79	11	342	40
Non-cash investing and financing activities:
Long-term loan from a third party settled by accounts receivable			25,000
Purchase of property and equipment included in Accrued expenses and other liabilities	3,327	482	1,228	4,967
Unpaid issuance costs for issuance of Class A ordinary shares pursuant to underwriters' exercise of overallotment option included in Accrued expenses and other liabilities				812
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents at the end of year	249,310	36,147	246,863	137,840
Restricted cash			160	2,333
Cash, cash equivalents and restricted cash at the end of the year	¥ 249,310	$ 36,147	¥ 247,023	140,173
Series C Convertible Redeemable Preferred Stock [Member]
Non-cash investing and financing activities:
Issuance costs				48
IPO [Member]
Non-cash investing and financing activities:
Issuance costs				¥ 821